Convertible Notes Payable (Details) - USD ($)				3 Months Ended	6 Months Ended		12 Months Ended
	May 26, 2023	May 23, 2023	Mar. 21, 2022	Mar. 21, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Jun. 26, 2023	Mar. 31, 2023	Mar. 09, 2023	Dec. 03, 2022	Sep. 30, 2022	Mar. 31, 2022	Mar. 18, 2022	Dec. 31, 2021	Aug. 26, 2021	Dec. 31, 2020
Convertible Notes Payable [Line Items]
Aggregate initial principal amount			$ 9,200,000	$ 9,200,000			$ 50,000			$ 900,000	$ 696,000
Conversion price per share (in Dollars per share)			$ 29.6	$ 29.6
Aggregate cash origination fee			$ 200,000	$ 200,000
Shares of our common stock (in Shares)			3,563	3,563												26,786
Convertible notes interest rate			9.75%	9.75%			12.00%
Convertible notes maturity date			Mar. 31, 2025	Mar. 31, 2025
Shares of common stock (in Shares)			12,500	12,500			1,690				59,981
Common stock warrants (in Shares)							17,837	7,874,962
Fair value					$ 449,000		$ 449,000
Net of costs and discount							(1,080,112)
Convertible notes price per shares (in Dollars per share)		$ 5.8	$ 29.6	$ 29.6										$ 24.24
Exchange shares (in Shares)		2,242
Principal amount		$ 13,000														$ 205,357
Conversion of convertible notes	$ 7,500,000	$ 7,500,000
Percentage of outstanding principle amount		66.67%
Accrued interest		$ 14,625					406
Outstanding amount							$ 662,000
Interest rate							10.00%
Maturity date, description							The maturity date of the Stern Note was previously February 29, 2022 and the Stern Trust and the Company mutually agreed to extend the due date to December 31, 2022.
Common Stock [Member]
Convertible Notes Payable [Line Items]
Shares of common stock (in Shares)					35,365	14,612	17				59,981	4,375			94,500,000,000
Interest expense					$ 136,000	$ 251,000
Exchange shares (in Shares)					7,874,962	3,113,580	3,179,789		3,247,957				3,098,968		2,926,655		2,470,200
Warrant [Member]
Convertible Notes Payable [Line Items]
Common stock warrants (in Shares)					17,836
Maximum [Member]
Convertible Notes Payable [Line Items]
Net of costs and discount		8,900,000
Maximum [Member] | Common Stock [Member]
Convertible Notes Payable [Line Items]
Shares of common stock (in Shares)							1,690
Minimum [Member]
Convertible Notes Payable [Line Items]
Net of costs and discount		$ 7,900,000
Minimum [Member] | Common Stock [Member]
Convertible Notes Payable [Line Items]
Shares of common stock (in Shares)							17
Officer [Member]
Convertible Notes Payable [Line Items]
Convertible notes price per shares (in Dollars per share)		$ 4.12
Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Shares of our common stock (in Shares)			3,563	3,563
Shares of common stock (in Shares)		2,346,105
Convertible notes price per shares (in Dollars per share)		$ 3.78
Convertible Notes Payable [Member] | Common Stock [Member]
Convertible Notes Payable [Line Items]
Shares of common stock (in Shares)					103,533	14,612
Interest expense					$ 358,000	$ 251,000